Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

	December 31,
	2021	2020
Accrued interest	179	—
Accrued Interest Swap Loss	30	—
Accrued audit fees	82	63
Other accruals	3,262	1,953
Insurance deductibles	64	96
Other payables	59	47
Total	3,676	2,159